Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current
Due to customers for contract work		₩ 727,902	₩ 452,839
Advances received		500,831	253,171
Unearned revenue		102,275	87,969
Withholdings		209,450	307,753
Firm commitment liability		2,910	10,384
Others	[1]	30,827	22,723
Other current liabilities		1,574,195	1,134,843
Non-current
Advances received		145,815	90,084
Unearned revenue		3,704	4,317
Others	[1]	98,294	90,651
Other non-current liabilities		₩ 247,813	₩ 185,052

[1]	As of December 31, 2024 and 2025, the Company recognized the assumed liability amounting to ￦41,770 million and ￦43,850 million, respectively, related to unfavorable terms of a customer contract relative to market-terms upon the acquisition of Senex Energy Limited by Senex Holdings PTY LTD, a subsidiary.